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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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 1. Name and address of issuer:   Protective Variable Annuity Separate Account
                                  2801 Highway 280 South
                                  Birmingham, Alabama  35223


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 2. Name of each series or class of funds for which this notice is filed:


                                  Variable Annuity Contracts

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 3. Investment Company Act File Number: 811-8108


    Securities Act File Number: 33-70984
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 4. Last day of fiscal year for which this notice is filed: Year Ended December
                                                           31,1996

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 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
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 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



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 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                                  None
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 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                  None

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 9. Number and aggregate sale price of securities sold during the fiscal year:

    Number: N/A
    Amount: $161,593,763

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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

    Number: N/A
    Amount: $161,593,763


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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    N/A

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 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $ 161,593,763
                                                           -------------------
    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                   +       N/A
                                                           -------------------
   (iii) Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable):           -   17,968,638
                                                           -------------------
    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):      +       -0-
                                                           -------------------
     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):                           140,895,125
                                                           -------------------
    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see instruction C.6):                 X    .00034483
                                                           -------------------
   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:                                       $       49,620
                                                           -------------------
 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                       February 27, 1997
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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ John O'Sullivan
                           ---------------------------------------------------
                             Vice President, Protective Life Insurance Company
                           ---------------------------------------------------

  Date  February 27, 1997
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*Please print the name and title of the signing officer below the signature.
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Steve M. Callaway
Senior Associate Counsel
Direct Dial:(205) 868-3804
Toll Free:(800) 627-0220
Fax:(205) 868-3597




                                  February 27, 1997


Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama  35223


Gentlemen:

    I have acted as counsel to Protective Life Insurance Company (the
"Company") and the Protective Variable Annuity Separate Account (the "Separate Account") in connection with the registration of an indefinite amount of securities in the form of certain deferred variable annuity contracts (the "Contracts") on Form N-4 (file no. 33-70984) under the Securities Act of 1933, as amended, and the notice pursuant to the Rule 24f-2 under the Investment Company Act of 1940, as amended, by which the registration of such securities sold during 1996 was made definite. I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

    1. The Company is a corporation duly organized and validly existing as a stock life insurance company under the laws of the State of Tennessee and is duly authorized by the Department of Commerce and Insurance of the State of Tennessee to issue the Contracts.

    2. The Separate Account is a duly authorized and existing separate account established pursuant to the provisions of Section 53-3-501 of the Tennessee Code.

    3. To the extent so provided under the Contracts, that portion of the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account will not be chargeable with liabilities arising out of any other business that the Company may conduct.




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Protective Life Insurance Company
February 27, 1997
Page 2



    4. The Contracts issued as contemplated by the Form N-4 registration statement constitute legal, validly issued and binding obligations of the Company.

    I hereby consent to the filing of this opinion as an exhibit to the Separate Account's notice pursuant to Rule 24f-2.

                                                 Sincerely,


                                                 /s/ STEVE M. CALLAWAY

                                                 Steve M. Callaway
                                                 Senior Associate Counsel